SCHEDULE OF BASIC AND DILUTIVE LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Loss per Common Share
Net loss	$ (6,119,000)	$ (2,460,000)	$ (8,486,000)	$ (5,445,000)	$ (6,398,000)	$ (1,653,000)	$ (4,638,000)	$ 230,000
Weighted-average common shares outstanding- Basic	6,418,061	3,872,447	6,418,061	3,487,299	4,864,540	2,699,210	2,811,872	1,614,506
Weighted-average common shares outstanding - Diluted	6,418,061	3,872,447	6,418,061	3,487,299	4,864,540	2,699,210	2,811,872	1,623,397
Basic net loss per share	$ (0.95)	$ (0.64)	$ (1.32)	$ (1.56)	$ (1.32)	$ (0.61)	$ (1.65)	$ 0.14
Diluted net loss per share	$ (0.95)	$ (0.64)	$ (1.32)	$ (1.56)	$ (1.32)	$ (0.61)	$ (1.65)	$ 0.14